Investment Assets and Investment Liabilities - Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	$ 14,339,738,805	$ 12,558,192,000
Investment liabilities (at fair value)	(53,660)	(2,000)
Bank deposit
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	266,344,000	268,894,000
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	1,444,423,206	1,264,164,000
Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	9,251,014,329	7,842,009,000
Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	2,292,000	410,000
Resale agreements
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	72,300,000	83,200,000
Fixed income securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	211,802,000	203,836,000
Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	2,722,146,000	2,468,185,000
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	95,412,098	105,443,000
Real estate investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	259,742,000	290,452,000
Commodities
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	11,472,280	30,895,000
Investment liabilities (at fair value)	0	(2,000)
Derivatives
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	2,792,000	704,000
Investment liabilities (at fair value)	(54,000)	(2,000)
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	14,094,087,000	12,321,559,000
Investment liabilities (at fair value)	0	0
Level 1 | Bank deposit
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	266,344,000	268,894,000
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	1,444,423,000	1,264,164,000
Level 1 | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	9,251,014,000	7,842,009,000
Level 1 | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	2,292,000	410,000
Level 1 | Resale agreements
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 1 | Fixed income securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	52,714,000	82,565,000
Level 1 | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	2,722,146,000	2,468,185,000
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	95,412,000	105,443,000
Level 1 | Real estate investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	259,742,000	289,889,000
Level 1 | Commodities
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 1 | Derivatives
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Investment liabilities (at fair value)	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	245,652,000	236,633,000
Investment liabilities (at fair value)	(54,000)	(2,000)
Level 2 | Bank deposit
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 2 | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 2 | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 2 | Resale agreements
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	72,300,000	83,200,000
Level 2 | Fixed income securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	159,088,000	121,271,000
Level 2 | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 2 | Real estate investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	563,000
Level 2 | Commodities
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	11,472,000	30,895,000
Level 2 | Derivatives
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	2,792,000	704,000
Investment liabilities (at fair value)	(54,000)	(2,000)
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Investment liabilities (at fair value)	0	0
Level 3 | Bank deposit
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 3 | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 3 | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 3 | Resale agreements
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 3 | Fixed income securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 3 | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0	$ 289,000
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 3 | Real estate investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 3 | Commodities
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Level 3 | Derivatives
EBP, Investment, Fair Value and NAV [Line Items]
Investment assets (at fair value)	0	0
Investment liabilities (at fair value)	$ 0	$ 0